Income Tax Expense - Schedule of Taxable Temporary Differences on Investments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Deferred Tax Asset [Member]
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses	$ 238,056
Resource pools	93,512
Other	6,224
Within one year [Member]
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses
Resource pools
Other
One to Five Years [Member]
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses
Resource pools
Other	6,159
After Five Years [Member]
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses	238,056
Resource pools
Other
No Expiry Date [Member]
DisclosureOfIncomeTaxExpenseLineItems [Line Items]
Tax losses
Resource pools	93,512
Other	$ 65